Organization and Nature of Operations (Detail Textuals) ¥ in Thousands, $ in Thousands					12 Months Ended
	Oct. 12, 2018 CNY (¥) shares	Oct. 12, 2018 USD ($) shares	Sep. 12, 2018 CNY (¥) shares	Sep. 12, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Variable Interest Entity [Line Items]
Net loss					¥ (9,638,979)	$ (1,401,932)	¥ (5,021,174)	¥ (2,573,254)
Accumulated deficit					(35,039,810)		(11,711,948)		$ (5,096,329)
Net cash used in operating activities					(7,911,768)	$ (1,150,719)	(4,574,719)	¥ (2,201,564)
Working capital | ¥					3,576,246		6,691,491
Cash and cash equivalents					3,133,847		¥ 7,505,954		$ 455,799
Initial public offering (the "IPO")
Variable Interest Entity [Line Items]
Total net proceeds public offering			¥ 6,568,291	$ 956,362
Number of newly issued ordinary shares			160,000,000	160,000,000
Over-allotment option
Variable Interest Entity [Line Items]
Total net proceeds public offering	¥ 962,746	$ 138,982
Number of newly issuing additional ordinary shares	24,000,000	24,000,000
Loan facility agreements with banks in China
Variable Interest Entity [Line Items]
Aggregate principal amount of notes | ¥					¥ 7,095,000
Maturity date of loan					Dec. 15, 2025	Dec. 15, 2025
Prime Hubs
Variable Interest Entity [Line Items]
Number of share held by variable interest entities					4,250,002	4,250,002	26,900,001